Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Changes in Convertible Debt

The Company recognized the following changes in the debt related to the Convertible Notes during the three and nine months ended September 30, 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2017	$7,674
Issuance of new notes	7,000	Balance sheet
Allocation of proceeds to derivative liability	(1,418)	Balance sheet
Accretion to settlement value	644	Statement of operations
Accrued interest	505	Statement of operations

Balance, June 30, 2018	14,405

Accretion to settlement value	1,301	Statement of operations
Accrued interest	125	Statement of operations
Interest forgiven upon conversion	(47)	Statement of operations
Conversion of Convertible Notes to redeemable convertible preferred stock	(15,784)	Balance sheet

Balance, September 30, 2018	-

The Company recognized the following changes in the debt related to the Convertible Notes during the years ended December 31, 2017 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2016	$3,903
Issuance of new notes	3,846	Balance sheets
Allocation of proceeds to derivative liability	(925)	Balance sheets
Accretion to settlement value	419	Statements of operations
Accrued interest	431	Statements of operations

Balance, December 31, 2017	7,674

Issuance of new notes	7,000	Balance sheets
Allocation of proceeds to derivative liability	(1,418)	Balance sheets
Accretion to settlement value	1,945	Statements of operations
Accrued interest	630	Statements of operations
Interest forgiven upon conversion	(47)	Statements of operations
Conversion of Convertible Notes to Series A redeemable convertible preferred stock	(15,784)	Balance sheets

Balance, December 31, 2018	$-

2018 Convertible Note
Schedule of Changes in Convertible Debt

The Company recognized the following changes in the debt related to the 2018 Convertible Note during the year ended December 31, 2018 as well as the three and nine months ended September 30, 2019 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2017	$3,985
Accretion to settlement value	28	Statement of operations
Accrued interest	83	Statement of operations

Balance, June 30, 2018	4,096

Issuance of 2018 Convertible Note	2,000	Balance sheet
Accretion to settlement value	23	Statement of operations
Accrued interest	19	Statement of operations
Interest forgiven upon conversion	(289)	Statement of operations
Conversion of Wellcome Trust Convertible Notes to redeemable convertible preferred stock	(5,849)	Balance sheet

Balance, September 30, 2018	-

Issuance of 2018 Convertible Note	2,700	Balance sheet
Allocation of proceeds to derivative liability	(375)	Balance sheet
Accretion to settlement value	180	Statement of operations
Accrued interest	11	Statement of operations

Balance, December 31, 2018	2,516

Issuance of 2018 Convertible Note	3,128	Balance sheet
Allocation of proceeds to derivative liability	(750)	Balance sheet
Accretion to settlement value	945	Statement of operations
Accrued interest	29	Statement of operations
Interest forgiven upon conversion	(40)	Statement of operations
Conversion of Wellcome Trust Convertible Notes to redeemable convertible preferred stock	(5,828)	Balance sheet

Balance, June 30, 2019	$-

The Company recognized the following changes in the debt related to the Wellcome Trust Notes during the years ended December 31, 2017 and 2018 (in thousands):

		Financial statement impacted
Balance, December 31, 2016	$3,331
Issuance of 2015 Convertible Note	404	Balance sheets
Allocation of proceeds to derivative liability	(71)	Balance sheets
Accretion to settlement value	197	Statements of operations
Accrued interest	124	Statements of operations

Balance, December 31, 2017	3,985

Issuance of 2018 Convertible Note	2,000	Balance sheets
Accretion to settlement value	51	Statements of operations
Accrued interest	102	Statements of operations
Interest forgiven upon conversion	(289)	Statements of operations
Conversion of Wellcome Trust notes to Series A redeemable convertible preferred stock	(5,849)	Balance sheets

Balance, August 1, 2018 (date of conversion)	-

Issuance of 2018 Convertible Note	2,700	Balance sheets
Allocation of proceeds to derivative liability	(375)	Balance sheets
Accretion to settlement value	180	Statements of operations
Accrued interest	11	Statements of operations

Balance, December 31, 2018	$2,516